Note 3 - Related Parties (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2012 FinSirton [Member]	Dec. 31, 2011 FinSirton [Member]	Dec. 31, 2010 FinSirton [Member]	Dec. 31, 2012 Vifarma S.p.A. [Member] Trade Accounts Receivable [Member]	Dec. 31, 2012 Vifarma S.p.A. [Member]	Dec. 31, 2011 Vifarma S.p.A. [Member]	Dec. 31, 2010 Vifarma S.p.A. [Member]	Dec. 31, 2012 F3F S.p.A [Member] Renewal Term [Member]	Dec. 31, 2018 F3F S.p.A [Member]	Dec. 31, 2012 F3F S.p.A [Member] sqm	Dec. 31, 2012 Sigma-Tau [Member] Research and Development Cost Reimbursement [Member]	Dec. 31, 2012 Sigma-Tau [Member]
Equity Method Investment, Ownership Percentage	17.00%
Payout Distribution Percentage					18.26%
Liquidation Net Exposure							€ 850,000
Liquidation Collection Percentage				18.26%
Liquidation Collection				155,000
Liquidation Collection Received				85,000
Liquidation Collection Allowance					765,000	850,000
Valuation Allowances and Reserves, Period Increase (Decrease)						85,000
Operating Lease Term					6 years			6 years		6 years
Area of Real Estate Property (in Square Meters)										4,800
Operating Lease Annual Fee									215,000	185,000
Operating Leases, Rent Expense	195,000	212,000	192,000
Collaborative Arrangements Costs To Be Reimbursed											€ 2,900,000	€ 1,000,000